Vessel and other equipment (Tables)	12 Months Ended
Dec. 31, 2015
Vessel and other equipment [Member]
Property, Plant and Equipment [Table Text Block]
		Dry-
(in thousands of U.S. dollars)	Vessel	docking	Total
Historical cost December 31, 2014	$—	—	$—
Additions	352,433	3,267	355,700
Disposals	—	—	—
Historical cost December 31, 2015	352,433	3,267	355,700
Accumulated depreciation December 31, 2014	—	—	—
Depreciation for the year	(2,422)	(200)	(2,622)
Accumulated depreciation December 31, 2015	(2,422)	(200)	(2,622)
Vessel, net December 31, 2015	$350,011	3,067	$353,078